                                                         SEC FILE NOS. 033-02610
                                                                       811-04550

                               THE MAINSTAY FUNDS

                         MAINSTAY LARGE CAP GROWTH FUND
                                MAINSTAY MAP FUND
                          MAINSTAY MID CAP GROWTH FUND
                       MAINSTAY INTERNATIONAL EQUITY FUND

                                 CLASS R3 SHARES

                        Supplement Dated October 27, 2006
                      to the Prospectus Dated April 28, 2006

     This Supplement updates certain information contained in the above-dated Prospectus (the "Prospectus") of The MainStay Funds (the "Trust"). You may obtain copies of the Prospectus and the Statement of Additional Information free of charge, upon request, by calling toll-free 1-800-MAINSTAY (1-800-624-6782), by visiting the Trust's website at www.mainstayfunds.com, or by writing to NYLIFE Distributors LLC, attn: MainStay Marketing Dept., 169 Lackawanna Avenue, Parsippany, New Jersey 07054.

     At a meeting held on October 5, 2006, the shareholders of the MAP Fund approved a new Sub-Advisory Agreement between New York Life Investment Management LLC and Institutional Capital LLC, ("ICAP") to appoint ICAP as the new subadvisor to the Fund (the "ICAP Agreement") effective October 5, 2006.

            PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

                                                                  MS16beR3-10/06

                                                         SEC FILE NOS. 033-02610
                                                                       811-04550

                               THE MAINSTAY FUNDS

                        Supplement Dated October 27, 2006
                     to the Prospectus Dated March 1, 2006

     This Supplement updates certain information contained in the above-dated Prospectus (the "Prospectus") of The MainStay Funds (the "Trust"). You may obtain copies of the Prospectus and the Statement of Additional Information free of charge, upon request, by calling toll-free 1-800-MAINSTAY (1-800-624-6782), by visiting the Trust's website at www.mainstayfunds.com, or by writing to NYLIFE Distributors LLC, attn: MainStay Marketing Dept., 169 Lackawanna Avenue, Parsippany, New Jersey 07054.

     At a meeting held on October 5, 2006, the shareholders of the MAP Fund approved a new Sub-Advisory Agreement between New York Life Investment Management LLC and Institutional Capital LLC, ("ICAP") to appoint ICAP as the new subadvisor to the Fund (the "ICAP Agreement") effective October 5, 2006.

            PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

                                                                  MS16bh-10/06

                                                         SEC FILE NOS. 033-02610
                                                                       811-04550

                               THE MAINSTAY FUNDS

                       Supplement dated October 27, 2006
to the Statement of Additional Information dated March 1, 2006, as revised on
               April 28, 2006, May 31, 2006 and September 11, 2006

     This Supplement updates certain information contained in the above-dated Prospectus (the "Prospectus") of The MainStay Funds (the "Trust"). You may obtain copies of the Prospectus and the Statement of Additional Information free of charge, upon request, by calling toll-free 1-800-MAINSTAY (1-800-624-6782), by visiting the Trust's website at www.mainstayfunds.com, or by writing to NYLIFE Distributors LLC, attn: MainStay Marketing Dept., 169 Lackawanna Avenue, Parsippany, New Jersey 07054.

At a meeting held on October 5, 2006, the shareholders of the MAP Fund approved a new Sub-Advisory Agreement between NYLIM and Institutional Capital LLC, ("ICAP") to appoint ICAP as the new subadvisor to the Fund (the "ICAP Agreement") effective October 5, 2006.

1. Delete the second paragraph on page A-1 and replace with the following:

     New York Life Investment Management LLC ("NYLIM" or the "Manager") serves as the investment adviser for the Funds and has entered into Subadvisory Agreements with the following subadvisors: Markston International LLC ("Markston") and Institutional Capital LLC (f/k/a Institutional Capital Corporation) ("ICAP") with respect to the MAP Fund; Winslow Capital Management Inc. ("Winslow Capital") with respect to the Large Cap Growth Fund; MacKay Shields LLC ("MacKay Shields") with respect to the Capital Appreciation Fund, Convertible Fund, Diversified Income Fund, Global High Income Fund, Government Fund, High Yield Corporate Bond Fund, International Equity Fund, Mid Cap Growth Fund, Mid Cap Value Fund, Money Market Fund, Small Cap Growth Fund, Small Cap Value Fund, Tax Free Bond Fund, Total Return Fund and Value Fund. Collectively, these agreements are jointly referred to as the "Subadvisory Agreements." MacKay Shields, Winslow Capital, Markston and ICAP are sometimes jointly referred to as the "Subadvisors" and each individually as a "Subadvisor." There are no subadvisors for the Common Stock Fund and the Equity Index Fund.

2. Delete the table entitled "Year Ended 10/31/2005" on page A-64 and replace with the following:

                                                      YEAR ENDED 10/31/05
                                 ------------------------------------------------------------
                                               MANAGEMENT FEE                 SUBADVISORY FEE
                                  MANAGEMENT    WAIVED AND/OR   SUBADVISORY    WAIVED AND/OR
             FUND                 FEE PAID*      REIMBURSED      FEE PAID*       REIMBURSED
             ----                -----------   --------------   -----------   ---------------
Capital Appreciation Fund        $ 7,512,626     $       --     $ 3,756,313       $     --
Common Stock Fund                    469,541        435,191              --             --
Convertible Fund                   2,901,140        935,148       1,450,570        467,574
Diversified Income Fund              704,130         87,293         352,065         43,647
Equity Index Fund                  1,277,850      1,696,218              --             --
Global High Income Fund              917,784         38,120         458,892         19,060
Government Fund                    1,218,147      1,157,488         609,074        578,744
High Yield Corporate Bond Fund    25,241,244             --      12,620,622             --
International Equity Fund          2,262,057         39,296       1,131,029         19,648
Large Cap Growth Fund**              441,809        397,089              --             --
MAP Fund***                        8,437,084        237,690       4,218,542        118,845

                                                      YEAR ENDED 10/31/05
                                 ------------------------------------------------------------
                                               MANAGEMENT FEE                 SUBADVISORY FEE
                                  MANAGEMENT    WAIVED AND/OR   SUBADVISORY    WAIVED AND/OR
             FUND                 FEE PAID*      REIMBURSED      FEE PAID*       REIMBURSED
             ----                -----------   --------------   -----------   ---------------
Mid Cap Growth Fund                  683,836        144,183         341,918         72,092
Mid Cap Value Fund                 2,500,321        259,768       1,250,161        129,884
Money Market Fund                    948,860      1,379,735         474,430        689,868
Small Cap Growth Fund              1,813,755        731,987         906,878        365,994
Small Cap Value Fund                 908,776        378,656         454,388        189,328
Tax Free Bond Fund                 1,235,433        504,934         617,717        252,467
Total Return Fund                  4,403,915        975,313       2,201,958        487,157
Value Fund                         4,054,459        528,090       2,027,230        264,045

*    After expense reimbursement or waiver.

** For the fiscal period from July 1, 2005 through October 31, 2005. Prior to that, the Fund had a fiscal year end of June 30, 2005. The Fund commenced operations on April 1, 2005. For the period from April 1, 2005 through June 30, 2005 the amount of the Management fee paid by the Fund to NYLIM was $76,091; the amount of Management fees and expenses waived and/or reimbursed by NYLIM was $136,738; the amount of the Subadvisory fee paid by the Manager from the Management fee was $15,503.

*** The total subadvisory fee paid during this period for the MAP Fund includes $2,189,001 paid to Markston and $2,029,541 paid to Jennison Associates LLC ("Jennison"), a former subadvisor to the MAP Fund. Effective, October 5, 2006, ICAP replaced Jennison as one of the Subadvisors to the MAP Fund.

            PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

                                                                    MS15bb-10/06